Schedule of trade and other receivables, by maturity (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	₨ 870,452	₨ 2,368,395
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	538,959	1,161,123
Later than one month and not later than three months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	210,569	762,668
Later than three months and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	46,222	177,120
Later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	₨ 74,702	₨ 267,484